Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

7 — COMMITMENTS AND CONTINGENCIES

License with University of Virginia Patent Foundation

In January 2011, the Company entered into an exclusive, worldwide license agreement with (the "UVA LVG") for rights to make, use or sell licensed products in the United States based upon the ten separate patents and patent applications made and held by UVA LVG.

As consideration for the rights granted in the UVA LVG License, the Company is obligated to pay UVA LVG yearly license fees and milestone payments, as well as a royalty based on net sales of products covered by the patent-related rights. More specifically, the Company paid UVA LVG a license issue fee and is obligated to pay UVA LVG (i) annual minimum royalties of $40,000 commencing in 2017; (ii) a $20,000 milestone payments upon dosing the first patient under a Phase 3 human clinical trial of a licensed product, $155,000 upon the earlier of the completion of a Phase 3 trial of a licensed product, partnering of a licensed product, or sale of the Company, $275,000 upon acceptance of an NDA by the FDA, and $1,000,000 upon approval for sale of AD04 in the U.S., Europe or Japan; as well as (iii) royalties equal to a 2% and 1% of net sales of licensed products in countries in which a valid patent exists or does not exist, respectively, with royalties paid quarterly. In the event of a sublicense to a third party, the Company is obligated to pay royalties to UVA LVG equal to a percentage of what the Company would have been required to pay to UVA LVG had it sold the products under sublicense ourselves. In addition, the Company is required to pay to UVA LVG 15% of any sublicensing income.

The license agreement may be terminated by UVA LVG upon sixty (60) days written notice if the Company breaches its obligations thereunder, including failing to make any milestone, failure to make required payments, or the failure to exercise diligence to bring licensed products to market. In the event of a termination, the Company will be obligated to pay all amounts that accrued prior to such termination.

The term of the license continues until the expiration, abandonment or invalidation of all licensed patents and patent applications, and following any such expiration, abandonment or invalidation will continue in perpetuity on a royalty-free, fully paid basis.

The Company executed an amendment, dated December 14, 2017, which changed the dates by which the Company, using commercially reasonable efforts, was to achieve the goals of submitting a New Drug Application to the FDA for a licensed product to December 31, 2024 (from December 31, 2023) and commencing commercialization of an FDA approved product by December 31, 2025 (from December 31, 2024). If the Company were to fail to use commercially reasonable effort and fail to meet either goal, the licensor would have the right to terminate the license.

The Company executed a further amendment to the license agreement, dated December 18, 2018, changing the date at which the Company must have initiated a Phase 3 trial to December 31, 2019.

On December 31, 2019, the Company executed a further amendment to the license agreement which, among other things, removed in its entirety the diligence milestone to initiate a Phase 3 clinical trial by December 31, 2019. Furthermore, the Company agreed to pay upon execution of the Amendment the diligence milestone payment of $20,000 that had been due upon initiation of a Phase 3 clinical trial. In addition, the Company agreed to use and will continue to use best efforts to dose a first patient with a Licensed Product (as defined in the License Agreement) in a Phase 3 clinical trial on or before March 31, 2020. In March of 2020, the first patient was dosed with AD04 after having joined the Company's trial, satisfying this term of the license agreement.

During the three months ended March 31, 2020, the Company recognized a $10,000 minimum license royalty expense under this agreement.

Clinical Research Organization (CRO)

On October 31, 2018, the Company entered into a master services agreement ("MSA") with Crown CRO Oy ("Crown") for contract clinical research and consulting services. The MSA has a term of five years, automatically renewed for two-year periods, unless either party gives written notice of a decision not to renew the agreement three months prior to automatic renewal. The agreement can be terminated by the Company if, in the Company's reasonable opinion, clinical or non-clinical data support termination of the clinical research for safety reasons.

On November 16, 2018, the Company and Crown entered into Service Agreement 1 under the MSA for a 24 week, multi-centered, randomized, double-blind, placebo-controlled, parallel-group, Phase 3 clinical study of the Company's lead compound, AD04. The MSA or a service agreement under it may be terminated by the Company, without penalty, on fourteen days written notice. On June 28, 2019, the Company and Crown Executed a change order to Service Agreement 1 increasing Crown's fee from $3,262,411 (€2,958,835 converted to dollars at the Euro/US Dollar exchange rate of 1.1026 as of March 31, 2020) to $3,494,024 (€3,168,895) and rescheduling future milestone payments as shown below.

On November 21, 2018, the Company made the initial prepayment under the agreement of $505,960, after exchange to US dollars at the rate then prevailing. The fees are to be paid as milestones are reached on the following schedule. On September 30, 2019, the Company received an invoice for the 10% milestone payment associated with the first submission of a trial application to a national regulatory authority and recorded a prepaid expense of $294,124. On February 1, 2020, the first site initiation visit ("SIV") of a study site had been completed and the second milestone of €269,938, was recognized as a prepaid expense of $299,496. On February 27, 2020, the first potential patient for the study had been screened and the third milestone payment of €269,938 was recognized as a prepaid expense of $297,013.

At March 31, 2020, the remaining future milestone payments are shown in the table below, converted to dollars from euros at the exchange rate then prevailing.

Milestone Event	Percent Milestone Fees	Amount
30% patients randomized	10%	$297,634
50% sites initiated	10%	$297,634
60% patients randomized	10%	$297,634
100% sites initiated	10%	$297,634
100% of patients randomized	10%	$297,634
90% of case report form pages monitored	5%	$148,817
PE analysis	5%	$148,817
Database is locked	10%	$297,634

Service Agreement 1 also estimated approximately $2.4 million (€ 2,172,000) in pass-through costs, mostly fees to clinical investigators and sites, which will be billed as incurred and the total contingent upon individual site rate and enrollment rates. In the event that the MSA or Service Order are terminated, Crown's actual costs up the date of termination will be payable by the Company, but any unrealized milestones shall not be. During the three months ended March 31, 2020, the Company recognized $34,120 in costs associated with fees to investigators and sites.

During the three months ended March 31, 2020, the Company recognized $337,503 in direct expenses associated with the Service Agreement 1, classified as R&D expense, leaving a $473,639 prepaid expense asset.

Lease Commitments – Related Party

On March 1, 2020, the Company entered into a sublease with Purnovate, LLC, a private company in which the Company's CEO has a 35% financial interest for the lease of three offices at 1180 Seminole Trail, Suite 495, Charlottesville, VA 22901. The lease has a term of two years, and the monthly rent is $1,400. In the three months ended March 31, 2020, the rent expense associated with this lease was $1,400.

Consulting Agreements – Related Party

On March 24, 2019, the Company entered into a consulting agreement (the "Consulting Agreement") with Dr. Bankole A. Johnson, who at the time of the agreement was serving as the Chairman of the Board of Directors, for his service as Chief Medical Officer of the Company. The Consulting Agreement has a term of three years, unless terminated by mutual consent or by the Company for cause. Dr. Johnson resigned as Chairman of the Board of Directors at the time of execution of the consulting agreement. Under the terms of the Consulting Agreement, Dr. Johnson's annual fee of $375,000 per year is paid twice per month. On execution, Dr. Johnson received a signing bonus of $250,000 and option to purchase 250,000 shares of common stock. Dr. Johnson's participation in the Grant Incentive Plan (see below) continues unaffected. The total expense to the Company under this agreement was $93,750 in the three months ended March 31, 2020.

On July 5, 2019, the Company entered into a Master Services Agreement (the "MSA") and attached statement of work with Psychological Education Publishing Company ("PEPCO") to administer a behavioral therapy program during the Company's upcoming Phase 3 clinical trial. PEPCO is owned by a related party, Dr. Bankole Johnson, the Company's Chief Medical Officer, and currently the largest stockholder in the Company. It is anticipated that the compensation to be paid to PEPCO for services under the MSA will total approximately $300,000, of which shares of the Company's common stock having a value equal to twenty percent (20%) of this total can be issued to Dr. Johnson in lieu of cash payment.

On December 12, 2019, the Company entered into an Amendment (the "Amendment") to the statement of work ("SOW"). The Company had paid PEPCO $39,064 under the SOW for services rendered to date, leaving as estimated balance of $274,779 to be paid under the SOW. The Amendment provided the Company with a 20% discount on the remaining services and to fix the price of any remaining services at a total of $219,823 for all services required for the use of Brief Behavioral Compliance Enhancement Treatment (BBCET) in support of the Trial. In addition, Dr. Johnson executed a guaranty, dated December 12, 2019, of PEPCO's performance under the MSA and SOW (the "Guaranty"), together with a pledge and security agreement, dated December 12, 2019 (the "Pledge and Security Agreement"), to secure the Guaranty with 600,000 shares of the Company's common stock beneficially owned by him and a lock-up agreement, dated December 12, 2019 (the "Lock-Up"), pursuant to which he agreed not to transfer or dispose of, directly or indirectly, any shares of the Company's common stock, as currently owned by him, until after January 1, 2021. As of March 31, 2020, the Company had recognized $91,972 in expenses, of which $52,908 were charged against cash advanced under the terms of the Amendment, leaving a net prepaid expense asset of $167,095 associated with this vendor agreement.

Litigation

The Company is subject, from time to time, to claims by third parties under various legal disputes. The defense of such claims, or any adverse outcome relating to any such claims, could have a material adverse effect on the Company's liquidity, financial condition and cash flows. At March 31, 2020, the Company did not have any pending legal actions.

11 — COMMITMENTS AND CONTINGENCIES

License with University of Virginia Patent Foundation

In January 2011, the Company entered into an exclusive, worldwide license agreement with (the "UVA LVG") for rights to make, use or sell licensed products in the United States based upon the ten separate patents and patent applications made and held by UVA LVG.

As consideration for the rights granted in the UVA LVG License, the Company is obligated to pay UVA LVG yearly license fees and milestone payments, as well as a royalty based on net sales of products covered by the patent-related rights. More specifically, the Company paid UVA LVG a license issue fee and is obligated to pay UVA LVG (i) annual minimum royalties of $40,000 commencing in 2017; (ii) a $20,000 milestone payments upon dosing the first patient under a Phase 3 human clinical trial of a licensed product, $155,000 upon the earlier of the completion of a Phase 3 trial of a licensed product, partnering of a licensed product, or sale of the Company, $275,000 upon acceptance of an NDA by the FDA, and $1,000,000 upon approval for sale of AD04 in the U.S., Europe or Japan; as well as (iii) royalties equal to a 2% and 1% of net sales of licensed products in countries in which a valid patent exists or does not exist, respectively, with royalties paid quarterly. In the event of a sublicense to a third party, the Company is obligated to pay royalties to UVA LVG equal to a percentage of what the Company would have been required to pay to UVA LVG had it sold the products under sublicense ourselves. In addition, the Company is required to pay to UVA LVG 15% of any sublicensing income.

The license agreement may be terminated by UVA LVG upon sixty (60) days written notice if the Company breaches its obligations thereunder, including failing to make any milestone, failure to make required payments, or the failure to exercise diligence to bring licensed products to market. In the event of a termination, the Company will be obligated to pay all amounts that accrued prior to such termination.

The term of the license continues until the expiration, abandonment or invalidation of all licensed patents and patent applications, and following any such expiration, abandonment or invalidation will continue in perpetuity on a royalty-free, fully paid basis.

The Company executed an amendment, dated December 14, 2017, which changed the dates by which the Company, using commercially reasonable efforts, was to achieve the goals of submitting a New Drug Application to the FDA for a licensed product to December 31, 2024 (from December 31, 2023) and commencing commercialization of an FDA approved product by December 31, 2025 (from December 31, 2024). If the Company were to fail to use commercially reasonable effort and fail to meet either goal, the licensor would have the right to terminate the license.

The Company executed a further amendment to the license agreement, dated December 18, 2018, changing the date at which the Company must have initiated a Phase 3 trial to December 31, 2019.

On December 31, 2019, the Company executed a further amendment to the license agreement which, among other things, removed in its entirety the diligence milestone to initiate a Phase 3 clinical trial by December 31, 2019. Furthermore, the Company agreed to pay upon execution of the Amendment the diligence milestone payment of $20,000 that had been due upon initiation of a Phase 3 clinical trial. In addition, the Company agreed to use and will continue to use best efforts to dose a first patient with a Licensed Product (as defined in the License Agreement) in a Phase 3 clinical trial on or before March 31, 2020.

In the year ended December 31, 2019, the Company recognized a $40,000 minimum license royalty expense and $20,000 in milestone payment expense under this agreement.

Clinical Research Organization (CRO)

On October 31, 2018, the Company entered into a master services agreement ("MSA") with Crown CRO Oy ("Crown") for contract clinical research and consulting services. The MSA has a term of five years, automatically renewed for two-year periods, unless either party gives written notice of a decision not to renew the agreement three months prior to automatic renewal. The agreement can be terminated by the Company if, in the Company's reasonable opinion, clinical or non-clinical data support termination of the clinical research for safety reasons.

On November 16, 2018, the Company and Crown entered into Service Agreement 1 under the MSA for a 24 week, multi-centered, randomized, double-blind, placebo-controlled, parallel-group, Phase 3 clinical study of the Company's lead compound, AD04. The MSA or a service agreement under it may be terminated by the Company, without penalty, on fourteen days written notice. On June 28, 2019, the Company and Crown Executed a change order to Service Agreement 1 increasing Crown's fee from $3,321,292 (€2,958,835 converted to dollars at the Euro/US Dollar exchange rate of 1.1225 as of December 31, 2019, as are all other Euro-denominated amounts below) to $3,557,085 (€3,168,895) and rescheduling future milestone payments as shown below.

On November 21, 2018, the Company made the prepayment under the agreement, at a cost of $505,960, after exchange to US dollars at the rate then prevailing. The fees are to be paid as milestones are reached on the following schedule. On September 30, 2019, the Company received an invoice for the 10% milestone payment associated with the first submission of a trial application to a national regulatory authority, which event the Company acknowledged as having occurred. At the exchange rates then prevailing this invoice was recorded as a prepaid expense of $294,124. At December 31, 2019, the remaining future milestone payments are shown in the table below.

Milestone Event	Percent Milestone Fees	Amount
First site initiation visit	10%	$303,005
First patient in	10%	$303,005
30% patients randomized	10%	$303,005
50% sites initiated	10%	$303,005
60% patients randomized	10%	$303,005
100% sites initiated	10%	$303,005
100% of patients randomized	10%	$303,005
90% of case report form pages monitored	5%	$151,503
PE analysis	5%	$151,503
Database is locked	10%	$303,005

Service Agreement 1 also estimates approximately $2.4 million (€ 2,172,000) in pass-through costs, mostly fees to clinical investigators and sites, which will be billed as incurred. In the event that the MSA or Service Order are terminated, the Crown's actual costs up the date of termination will be payable by the Company, but any unrealized milestones shall not be.

During the year ended December 31, 2019, the Company recognized $585,451 in direct expenses associated with the Service Agreement 1, classified as R&D expense, leaving a $214,633 prepaid expense asset.

Lease Commitments

On October 9, 2018, the Company entered into a license and membership agreement with Jelly Works X Zero-Ten, LLC for membership in a coworking space and use of an office located at 307A Kamani Street, Honolulu, HI 96813. The Company agreed to pay a monthly fee of $1,152 for membership and use of these facilities, committing to do so for a term of one year. At the end of this period, the agreement reverted to a month-to-month rental of a dedicated desk space, without office, for a monthly fee of $393 per month. In the year ended December 31, 2019, the Company rent expense associated with this agreement was approximately $12,304.

On December 19, 2018, the Company entered into an office service agreement with the University of Virginia Foundation for the use of an office and a workstation located at 1001 Research Park Boulevard, Suite 100, Charlottesville, VA 22911. The Company agreed to pay a fee of $1,150 per month for use of these facilities. The agreement is on a month-to-month basis. For the year ended December 31, 2019, the Company rent expense associated with this agreement, including continuing month-to-month payments after the expiration of the agreement, was approximately $12,650.

For an additional sublease, see Note 12.

Performance Bonus Plan

In 2015, the Company adopted a performance bonus plan ("PBP") to provide incentive for Company personnel, which was modified on January 25, 2016 and April 15, 2017. Under the PBP, 5.25% of the first $14.7 million of a strategic transaction (one or more transactions that provide funds to the Company and/or its members that enable the commencement of the clinical development of AD04) will be set aside for Company's personnel with 1.25% of funds to be awarded to the Chairman of the Board and the remainder to be awarded at the CEO's discretion, with no more than 3.15% payout to the CEO of the Company. The maximum bonus amount to be paid out of the PBP was $771,750.

On April 1, 2018, the Company retired the PBP by mutual agreement with the participating directors and officers, Bankole Johnson, William Stilley, and Joseph Truluck, the PBP. In consideration of their agreement to retire the PBP, the respective directors and officers were issued 292,309 shares of common stock, which resulted in an expense of approximately $1.5 million in the year ended December 31, 2018.

Consulting Agreements – Related Party

On March 24, 2019, the Company entered into a consulting agreement (the "Consulting Agreement") with Dr. Bankole A. Johnson, who at the time of the agreement was serving as the Chairman of the Board of Directors, for his service as Chief Medical Officer of the Company. The Consulting Agreement has a term of three years, unless terminated by mutual consent or by the Company for cause. Dr. Johnson resigned as Chairman of the Board of Directors at the time of execution of the consulting agreement. Under the terms of the Consulting Agreement, Dr. Johnson's annual fee of $375,000 per year is paid twice per month. On execution, Dr. Johnson received a signing bonus of $250,000 and option to purchase 250,000 shares of common stock. Dr. Johnson's participation in the Grant Incentive Plan (see below) continues unaffected. The total expense to the company under this agreement was $676,664 in the year ended December 31, 2019.

On July 5, 2019, the Company entered into a Master Services Agreement (the "MSA") and attached statement of work with Psychological Education Publishing Company ("PEPCO") to administer a behavioral therapy program during the Company's upcoming Phase 3 clinical trial. PEPCO is owned by a related party, Dr. Bankole Johnson, the Company's Chief Medical Officer, and currently the largest stockholder in the Company. It is anticipated that the compensation to be paid to PEPCO for services under the MSA will total approximately $300,000, of which shares of the Company's common stock having a value equal to twenty percent (20%) of this total can be issued to Dr. Johnson in lieu of cash payment. In the year ended December 31, 2019, the Company had recognized expenses of $39,064 under the terms of this agreement.

On December 12, 2019, the Company entered into an Amendment (the "Amendment") to the statement of work ("SOW"). The Company had paid PEPCO $39,064 under the SOW for services rendered to date, leaving as estimated balance of $274,779 to be paid under the SOW. The Amendment provided the Company with a 20% discount on the remaining services and to fix the price of any remaining services at a total of $219,823 for all services required for the use of Brief Behavioral Compliance Enhancement Treatment (BBCET) in support of the Trial. In addition, Dr. Johnson executed a guaranty, dated December 12, 2019, of PEPCO's performance under the MSA and SOW (the "Guaranty"), together with a pledge and security agreement, dated December 12, 2019 (the "Pledge and Security Agreement"), to secure the Guaranty with 600,000 shares of the Company's common stock beneficially owned by him and a lock-up agreement, dated December 12, 2019 (the "Lock-Up"), pursuant to which he agreed not to transfer or dispose of, directly or indirectly, any shares of the Company's common stock, as currently owned by him, until after January 1, 2021. As of December 31, 2019, the Company had recognized $39,064 in expenses associated with this vendor agreement.

Other Consulting and Vendor Agreements

The Company has entered into a number of agreements and work orders for future consulting, clinical trial support, and testing services, with terms ranging between 12 and 30 months. These agreements, in aggregate, commit the Company to approximately $1.4 million in future cash.

 Litigation

The Company is subject, from time to time, to claims by third parties under various legal disputes. The defense of such claims, or any adverse outcome relating to any such claims, could have a material adverse effect on the Company's liquidity, financial condition and cash flows. At December 31, 2019 and 2018, the Company did not have any pending legal actions.